INVESTMENTS IN ASSOCIATED COMPANIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Investment in associated companies	$ 7,578,989	$ 4,992,823
Dilution gain in associated companies	$ 503,543	$ 982,634	$ 0
IG Copper, LLC [Member]
Statement [Line Items]
Proportion of ownership interest in associate	41.00%	39.00%	42.00%
Investments accounted for using equity method	$ 11,354,977	$ 8,967,010	$ 7,782,500
Investment in associated companies	7,578,989	4,992,823
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	994,548	1,295,568	$ 1,062,146
Dilution gain in associated companies	$ 503,543	$ 982,634